Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Future Minimum Lease Payments Under Non Cancelable Operating Lease Agreements

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2014 were as follows:

Years Ended December 31	$
2015	6,076,979
2016	4,975,209
2017	3,258,704
2018	4,129,875
2019 and after	4,762,088
Total	23,202,855